Taxation - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Corporation tax
Current year	£ 404.0	£ 307.8		£ 435.2
Prior years	(41.4)	(83.2)		(63.4)
Corporation tax	362.6	224.6		371.8
Deferred tax
Current year	(131.0)	(80.2)		(78.3)
Prior years	(1.5)	(17.3)		(6.3)
Deferred tax	(132.5)	(97.5)		(84.6)
Tax charge	£ 230.1	£ 127.1	[1]	£ 287.2	[1]

[1]	Figures have been restated as described in the accounting policies.